Balance Sheets - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Investments:
Fixed maturities available-for-sale, at fair value (amortized cost of $2,606 and $2,444) (allowance for credit losses of $0 and $0 )		$ 2,218	$ 2,572
Mortgage loans on real estate (net of allowance for credit losses of $0 and $0)		17	17
Policy loans		244	238
Other equity investments		19	23
Other invested assets		47	19
Total investments		2,545	2,869
Cash and cash equivalents		294	127
Deferred policy acquisition costs		760	672
Amounts due from reinsurers (allowance for credit losses of $0 and $0)		1,051	1,130
Current and deferred income taxes		76	31
Purchased market risk benefits		13	16
Other assets		101	46
Assets for market risk benefits		12	0
Separate Accounts assets		3,374	3,394
Total Assets		8,226	8,285
LIABILITIES
Policyholders’ account balances		3,751	3,503
Liability for market risk benefits		15	16
Future policy benefits and other policyholders' liabilities		669	566
Amounts due to reinsurers		112	117
Other liabilities		73	42
Separate Accounts liabilities		3,374	3,394
Total Liabilities		7,994	7,638
Commitments and contingent liabilities	[1]
EQUITY
Common stock, $1.00 par value; 2,500,000 shares authorized, issued and outstanding		3	3
Additional paid-in capital		831	680
Accumulated deficit		(220)	(134)
Accumulated other comprehensive income (loss)		(382)	98
Total Equity		232	647
Total Liabilities and Equity		$ 8,226	$ 8,285

[1]	See Note 10 of the Notes to these Financial Statements for details of commitments and contingent liabilities.